Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Calico Energy, Inc. [Member]	Feb. 28, 2011 EMV [Member]	Jul. 31, 2010 Crissair, Inc. [Member]	Sep. 03, 2010 Xtensible Solutions, Inc. [Member]
Business Acquisition [Line Items]
Minority interest acquired			$ 3.3
Purchase price				5	27	4
Goodwill as a result of the transaction				4.8	9.0	15.0
Trade names					4.3
Amortizable identifiable intangible assets					7.4
Gain recorded in other (income) expenses, net	$ 4.5	$ 7.6